Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees (Tables) - Cleco Power [Member]	12 Months Ended
Dec. 31, 2016
Recorded Unconditional Purchase Obligation [Line Items]
Schedule of Capital Leased Assets [Table Text Block]
The following is an analysis of leased property under capital leases by major classes:

	AT DEC. 31,
CLASSES OF PROPERTY (THOUSANDS)	2016	2015
Barges	$11,350	$11,350
Less: accumulated amortization	9,729	7,296
Net capital leases	$1,621	$4,054

Recorded Unconditional Purchase Obligations [Table Text Block]
The aggregate amount of payments required under such obligations at December 31, 2016, is as follows:

YEAR ENDING DEC. 31,	(THOUSANDS)
2017	$56,482
2018	14,905
2019	3,688
Total long-term purchase obligations	$75,075

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule by years of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2016:

(THOUSANDS)
Year ending December 31, 2017	$2,480
Less: executory costs	620
Net minimum lease payments	1,860
Less: amount representing interest	41
Present value of net minimum lease payments	$1,819
Current liabilities	$1,819